Nature of Business and Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 class	Dec. 31, 2012	Dec. 31, 2011
Nature of Business and Significant Accounting Policies
Assets allocated to GP 5,GP 7, GP 10, GP 11 and GP 12	$ 0
Classes of interests
Number of classes of limited partner interests	7
Income taxes
Income taxes	0
Uncertain income tax positions	0
Statement of cash flows
Debt carried by partners	$ 0	$ 0	$ 0